Capital Stock and Changes in Capital Accounts (Narrative Stocks) (Details)														12 Months Ended
	Dec. 18, 2024 USD ($) $ / shares	Aug. 30, 2024 USD ($) $ / shares	Jun. 18, 2024 USD ($) $ / shares	Mar. 12, 2024 USD ($) $ / shares	Dec. 04, 2023 $ / shares shares	Sep. 08, 2023 USD ($) $ / shares shares	Jul. 10, 2023 USD ($) $ / shares shares	Jun. 09, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) $ / shares	Dec. 15, 2022 USD ($) $ / shares	Aug. 19, 2022 $ / shares	Jun. 17, 2022 $ / shares	Mar. 21, 2022 $ / shares	Dec. 31, 2024 USD ($) shares Item $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vessels $ / shares shares	Dec. 02, 2024 $ / shares shares	Dec. 14, 2023 $ / shares shares
Class Of Stock [Line Items]
Issuance of new shares														9,837,680
Shares issued price per share | $ / shares														$ 2.86
Cash dividends on preferred stock | $														$ 5,769,000	$ 5,769,000	$ 5,769,000
Payments for repurchase of common stock | $																$ 3,799,000
Dividend paid on common stock per share | $ / shares	$ 0.01	$ 0.075	$ 0.075	$ 0.075	$ 0.15	$ 0.15	$ 0.15		$ 0.15	$ 0.175	$ 0.275	$ 0.25	$ 0.20	$ 0.90	$ 0.60	$ 0.235
Cash dividend | $	$ 1,252,000	$ 9,384,000	$ 9,379,000	$ 8,989,000		$ 13,041,000	$ 12,424,000		$ 15,965,000					$ 29,004,000	$ 64,276,000	$ 79,812,000
Common Stock Dividends, Shares					4,831,777	831,672	965,044
Dividends Paid-in-kind | $								$ 10,761,000		$ 18,189,000					10,761,000	18,189,000
Issuance of stock | $														$ 28,047,000	22,846,000	5,322,000
Dividends Paid-in-kind, per share | $ / shares								$ 0.10		$ 0.18
Number of warrants exercised														6,392,765
Value of warrants | $															7,914,000
Proceeds from warrant exercises | $														$ 24,195,000
Tender offer, price per share | $ / shares																	$ 2.00
Tender offer, share to purchase																	15,000,000
Warrant liability | $														1,802,000	6,332,000
Gain on warrants | $														(719,000)	$ (1,583,000)	$ 0
If All Warrants Are Exercised [Member]
Class Of Stock [Line Items]
Issuance of stock | $														80,049,000
Proceeds from warrant exercises | $														$ 90,452,000
Number of warrants														36,369,395
Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Cash dividends on preferred stock | $														$ 0
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized														50,000,000	50,000,000
Preferred stock, Par value per share | $ / shares														$ 0.01	$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized														1,000,000	1,000,000
Issuance of preferred stock, shares														0	0
Preferred stock, Shares outstanding														0	0
Preferred Stock [Member] | Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized														5,000,000	5,000,000
Preferred stock, Par value per share | $ / shares														$ 0.01	$ 0.01
Issuance of preferred stock, shares														2,600,000	2,600,000
Preferred stock, Shares outstanding														2,600,000	2,600,000
Shares issued price per share | $ / shares														$ 25.00	$ 25.00
Preferred stock liquidation preference per share | $ / shares														$ 25.00	$ 25.00
Preferred stock voting rights														Holders of Series B Preferred Shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred stock dividend rate percentage														8.875%
Preferred stock dividend rate per dollar amount | $ / shares														$ 2.21875
Preferred stock, Redemption price per share | $ / shares														$ 25.00
Preferred Stock [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized														10,675	10,675
Issuance of preferred stock, shares														10,675	10,675
Preferred stock, Shares outstanding														10,675	10,675
Shares issued price per share | $ / shares														$ 0.01	$ 0.01
Preferred stock voting rights														The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
Preferred stock number of voting rights														1,000
Preferred Stock [Member] | Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized														400	400
Preferred Stock [Member] | Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Preferred stock, Par value per share | $ / shares														$ 0.01	$ 0.01
Issuance of preferred stock, shares														400	400
Preferred stock, Shares outstanding														400	400
Preferred stock voting rights														The Series D Preferred Stock vote with the common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000
Preferred stock number of voting rights | Item														200,000
Percent of total number of votes entitled to vote on any matter put to shareholders														36.00%
Percent of total number of votes entitled to be cast on matters out to shareholders														36.00%
Common Stock [Member]
Class Of Stock [Line Items]
Issuance of new shares														9,837,680	6,628,493	877,581
Stock repurchased shares																820,000
Shares repurchase price per share | $ / shares																$ 4.56
Payments for repurchase of common stock | $																$ 3,799,000
Issuance of stock | $														$ 98,000	$ 66,000	$ 9,000
Issuance of common stock for vessel acquisitions, shares (Notes 6 and 11(e))															2,033,613	16,453,780
Common Stock [Member] | Vessel Acquisitions [Member]
Class Of Stock [Line Items]
Issuance of new shares															2,033,613	16,453,780
Shares issued price per share | $ / shares															$ 3.84	$ 4.13
Proceeds from issuance of stock, net of expenses | $															$ 0	$ 0
Number of vessels acquired | Vessels																8
Common Stock [Member] | ATM Program [Member]
Class Of Stock [Line Items]
Issuance of new shares																877,581
Shares issued price per share | $ / shares																$ 6.27
Issuance of stock | $																$ 5,322,000
Warrant [Member]
Class Of Stock [Line Items]
Number of warrants exercised															0
Number of warrants outstanding																		22,613,070
Number of shares permitted to purchase from warrants																		1
Price per share | $ / shares																		$ 4
Warrant liability | $														1,802,000	$ 6,332,000
Gain on warrants | $														$ (719,000)	$ (1,583,000)